Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

8. Goodwill and Other Intangible Assets

Goodwill

     The Company tests goodwill for impairment at least annually and more frequently upon the occurrence of certain events, which may indicate that impairment has occurred. The provisions of the accounting guidance for goodwill require that a two-step impairment test be performed on goodwill. In the first step, the Company compares the fair value, which is determined by the use of a discounted cash flow technique, of the reporting unit to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets of that reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of that unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting entity's goodwill. If the carrying value of a reporting unit's goodwill exceeds it implied fair value, the Company records an impairment loss equal to the difference.

     The Company performed its annual assessment of goodwill of the Windtec and PSNA reporting units on March 31, 2011. The Company's annual assessment date corresponded with a triggering event caused by the refusal by Sinovel to accept scheduled shipments from the Company on March 31, 2011. As a result of reductions in its revenue and operating forecasts related to Sinovel and certain of its other customers in China, the Company determined that the goodwill related to both the Windtec and PSNA reporting units was fully impaired. Accordingly, the Company recorded impairment charges of $42.1 million and $6.9 million for the Windtec and PSNA reporting units, respectively during the fourth quarter of fiscal 2010.

The following table presents goodwill for the fiscal years ended March 31, 2011 and 2010 is as follows (in thousands):

Balance at April 1, 2009	$26,233
Contingent consideration	10,828
Net foreign exchange rate impact	(365)
Balance at March 31, 2010	36,696
Contingent consideration	10,004
Impairment of goodwill	(48,959)
Net foreign exchange rate impact	2,259
Balance at March 31, 2011	$-

Intangible Assets

Intangible assets at March 31, 2011 and 2010 consisted of the following (in thousands):

	Gross	Accumulated	Net Book	Gross	Accumulated	Net Book	Estimated
	Amount	Amortization	Value	Amount	Amortization	Value	Useful Life
Licenses	$2,908	$(2,100)	$808	$1,924	$(1,690)	$234	7
Patents	9,038	(4,891)	4,147	7,531	(3,965)	3,566	7
Contractual relationships / backlog	-	-	-	3,463	(3,416)	47	2
Customer relationships	-	-	-	2,638	(1,908)	730	3 - 5
Trade names and trademarks	1,281	(778)	503	1,223	(568)	655	7
Core technology and know-how	5,841	(4,245)	1,596	5,646	(3,108)	2,538	5 - 10
Intangible assets	$19,068	$(12,014)	$7,054	$22,425	$(14,655)	$7,770

     The Company recorded intangible amortization expense of $2.9 million, $2.7 million, and $2.8 million for the fiscal years ended March 31, 2011, 2010, and 2009, respectively and impairment charges of $0.4 million for the year ended March 31, 2011. During fiscal year ended March 31, 2011, certain fully amortized or impaired intangible assets were removed from the gross and related accumulated amortization accounts.

Expected future amortization expense related to intangible assets is as follows (in thousands):

For the fiscal years ended March 31,	Total
2012	$2,444
2013	1,442
2014	1,027
2015	672
2016	574
Thereafter	895
Total	$7,054

The geographic composition of goodwill and intangible assets is as follows (in thousands):

	March 31,
	2011	2010
Goodwill by geography:
U.S	$-	$6,861
Europe	-	29,835
Total	$-	$36,696

	March 31,
	2011	2010
Intangible assets by geography:
U.S	$5,210	$4,475
Europe	1,844	3,295
Total	$7,054	$7,770

The business segment composition of intangible assets is as follows (in thousands):

	March 31,
	2011	2010
Intangible assets by business segments:
AMSC Power Systems	$4,002	$5,034
AMSC Superconductors	3,052	2,736
Total	$7,054	$7,770